Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Schedule of Senior Notes Redemption Prices Expressed as Percentages of Principal Amount

On or after 15 February 2018, JHIF may redeem all or a part of the senior notes at any time or from time to time at the redemption prices (expressed as percentages of the principal amount) set forth in the following table plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed during the 12-month period beginning 15 February, of the years indicated:

Year	Percentage
2018	104.406%
2019	102.938%
2020	101.469%
2021 and thereafter	100.000%